Operating expenses - Disclosure of Audit and Non-Audit Fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Audit fees	€ 855	€ 702	€ 684
Non-audit fees	248	78	115
Total	€ 1,103	€ 780	€ 799